Shareholder Fees - State Street Stablecoin Reserves Money Market Fund - Preferred	Mar. 02, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%